Shareholders’ equity	6 Months Ended
Jun. 30, 2024
Equity [Abstract]
Shareholders’ equity

10. Shareholders’ equity

The number of the Company’s outstanding ordinary shares at December 31, 2022, was 18,216,858, no par value. All ordinary shares outstanding are held in ledger form with some of the ordinary shares represented by ADSs.

For the six-month period ended June 30, 2023, the Company accrued €415,433 as the fair value of stock options granted as per the Plan. (See Note 11. Share-based compensation for more details.)

In July 2023, 100 new ADSs were issued in the Prior ATM Offering, and the Company recorded an increase in the ordinary shares, no par value of €531.

For the six-month period from July 1, 2023 to December 31, 2023, the Company accrued €324,451 to update the fair value of the granted stock options.

At December 31, 2023, the Company had 18,216,958 ordinary shares issued and outstanding with approximately 1.8 million ordinary shares reserved for the Plan.

In March 2024, 72,908 new ADSs were issued in the Prior ATM Offering and the Company recorded an increase in the ordinary shares, no par value of €270,885.

For the six-months ended June 30, 2024, the Company accrued €232,768 as the fair value of stock options granted as per the Plan. (See Note 11. Share-based compensation for more details)

At June 30, 2024, the Company had 18,289,866 ordinary shares issued and outstanding with approximately 1.8 million ordinary shares reserved for the Plan.